Cover Page	May 01, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 01, 2025
Entity Registrant Name	CARRIER GLOBAL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39220
Entity Tax Identification Number	83-4051582
Entity Address, Address Line One	13995 Pasteur Boulevard
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33418
City Area Code	(561)
Local Phone Number	365-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Listings [Line Items]
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001783180
Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	CARR
Security Exchange Name	NYSE
4.125% Notes Due 2028
Entity Listings [Line Items]
Title of 12(b) Security	4.125% Notes due 2028
Trading Symbol	CARR28
Security Exchange Name	NYSE
4.500% Notes Due 2032
Entity Listings [Line Items]
Title of 12(b) Security	4.500% Notes due 2032
Trading Symbol	CARR32
Security Exchange Name	NYSE